ACCUMULATED OTHER COMPREHENSIVE INCOME	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
ACCUMULATED OTHER COMPREHENSIVE INCOME
ACCUMULATED OTHER COMPREHENSIVE INCOME

NOTE 3: ACCUMULATED OTHER COMPREHENSIVE INCOME

        Accumulated other comprehensive income ("AOCI") is comprised of net income and other adjustments, including foreign currency translation adjustments, pension plan adjustments, changes in fair value of the retained interests in the off-book retail transactions and changes in the fair value of certain derivative financial instruments qualifying as cash flow hedges. The Company does not provide income taxes on currency translation adjustments ("CTA"), as the historical earnings from the Company's foreign subsidiaries are considered to be permanently reinvested. If current year earnings are repatriated, the amount to be repatriated is determined in U.S. dollars and converted to the equivalent amount of foreign currency at the time of repatriation; therefore, the repatriation of current year earnings will not have an impact on the CTA component of the Company's AOCI balance.

        The following table summarizes the change in the components of the Company's AOCI balance and related tax effects for the three months ended June 30, 2015:

	Currency Translation Adjustment	Pension Liability	Unrealized Losses on Derivatives	Total
Beginning balance, gross	$(106,128)	$(6,261)	$(5,438)	$(117,827)
Tax asset (liability)	—	2,286	1,574	3,860

Beginning balance, net of tax	(106,128)	(3,975)	(3,864)	(113,967)
Other comprehensive income (loss) before reclassifications	18,471	(81)	276	18,666
Amounts reclassified from accumulated other comprehensive income (loss)	—	183	469	652
Tax effects	—	(38)	(231)	(269)

Net current-period other comprehensive income (loss)	18,471	64	514	19,049

BALANCE at June 30, 2015	$(87,657)	$(3,911)	$(3,350)	$(94,918)

        The following table summarizes the change in the components of the Company's AOCI balance and related tax effects for the six months ended June 30, 2015:

	Currency Translation Adjustment	Pension Liability	Unrealized Losses on Derivatives	Total
Beginning balance, gross	$(43,060)	$(6,425)	$(4,099)	$(53,584)
Tax asset (liability)	—	2,341	1,315	3,656

Beginning balance, net of tax	(43,060)	(4,084)	(2,784)	(49,928)
Other comprehensive income (loss) before reclassifications	(44,597)	(100)	(2,518)	(47,215)
Amounts reclassified from accumulated other comprehensive income (loss)	—	366	1,924	2,290
Tax effects	—	(93)	28	(65)

Net current-period other comprehensive income (loss)	(44,597)	173	(566)	(44,990)

BALANCE at June 30, 2015	$(87,657)	$(3,911)	$(3,350)	$(94,918)

        The following table summarizes the change in the components of the Company's AOCI balance and related tax effects for the three months ended June 30, 2014:

	Currency Translation Adjustment	Pension Liability	Unrealized Losses on Derivatives	Total
Beginning balance, gross	$(10,285)	$(5,751)	$(6,811)	$(22,847)
Tax asset (liability)	—	2,099	2,277	4,376

Beginning balance, net of tax	(10,285)	(3,652)	(4,534)	(18,471)
Other comprehensive income (loss) before reclassifications	23,409	—	(222)	23,187
Amounts reclassified from accumulated other comprehensive income (loss)	—	108	1,503	1,611
Tax effects	—	(41)	(476)	(517)

Net current-period other comprehensive income (loss)	23,409	67	805	24,281

BALANCE at June 30, 2014	$13,124	$(3,585)	$(3,729)	$5,810

        The following table summarizes the change in the components of the Company's AOCI balance and related tax effects for the six months ended June 30, 2014:

	Currency Translation Adjustment	Pension Liability	Unrealized Gains on Retained Interests	Unrealized Losses on Derivatives	Total
Beginning balance, gross	$14,762	$(5,891)	$388	$(7,855)	$1,404
Tax asset (liability)	—	2,149	(144)	2,663	4,668

Beginning balance, net of tax	14,762	(3,742)	244	(5,192)	6,072
Other comprehensive income (loss) before reclassifications	(1,638)	—	—	(529)	(2,167)
Amounts reclassified from accumulated other comprehensive income (loss)	—	248	(388)	2,854	2,714
Tax effects	—	(91)	144	(862)	(809)

Net current-period other comprehensive income (loss)	(1,638)	157	(244)	1,463	(262)

BALANCE at June 30, 2014	$13,124	$(3,585)	$—	$(3,729)	$5,810

        The reclassifications out of AOCI and the location on the consolidated statements of income for the three and six months ended June 30, 2015 and 2014 are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014	Affected Line Item
Amortization of defined benefit pension items:
	$(183)	$(108)	$(366)	$(248)	Insignificant items

	(183)	(108)	(366)	(248)	Income before taxes
	67	41	128	91	Income tax benefit

	$(116)	$(67)	$(238)	$(157)	Net of tax

Unrealized gains on retained interests:
	$—	$—	$—	$388	Insignificant items

	—	—	—	388	Income before taxes
	—	—	—	(144)	Income tax provision

	$—	$—	$—	$244	Net of tax

Unrealized losses on derivatives:
	$(469)	$(1,503)	$(1,924)	$(2,854)	Interest expense to third parties

	(469)	(1,503)	(1,924)	(2,854)	Income before taxes
	156	536	639	1,003	Income tax benefit

	$(313)	$(967)	$(1,285)	$(1,851)	Net of tax

NOTE 3: ACCUMULATED OTHER COMPREHENSIVE INCOME

        AOCI is comprised of net income and other adjustments, including foreign currency translation adjustments, pension plan adjustments, changes in fair value of the retained interests in the off-book retail transactions and changes in the fair value of certain derivative financial instruments qualifying as cash flow hedges. The Company does not provide income taxes on currency translation adjustments ("CTA"), as the historical earnings from the Company's foreign subsidiaries are considered to be permanently reinvested. If current year earnings are repatriated, the amount to be repatriated is determined in U.S. dollars and converted to the equivalent amount of foreign currency at the time of repatriation; therefore, the repatriation of current year earnings will not have an impact on the CTA component of the Company's AOCI balance.

        The following table summarizes the change in the components of the Company's AOCI balance and related tax effects for the year ended December 31, 2014:

	Currency Translation Adjustment	Pension Liability	Unrealized Gains on Retained Interests	Unrealized Losses on Derivatives	Total
Beginning balance, gross	$14,762	$(5,891)	$388	$(7,855)	$1,404
Tax asset (liability)	—	2,149	(144)	2,663	4,668

Beginning balance, net of tax	14,762	(3,742)	244	(5,192)	6,072
Other comprehensive income before reclassifications	(57,822)	(1,030)	—	(747)	(59,599)
Amounts reclassified from accumulated other comprehensive income	—	496	(388)	4,502	4,610
Tax effects	—	192	144	(1,347)	(1,011)

Net current-period other comprehensive income (loss)	(57,822)	(342)	(244)	2,408	(56,000)

BALANCE at December 31, 2014	$(43,060)	$(4,084)	$—	$(2,784)	$(49,928)

        The following table summarizes the change in the components of the Company's AOCI balance and related tax effects for the year ended December 31, 2013:

	Currency Translation Adjustment	Pension Liability	Unrealized Gains on Retained Interests	Unrealized Losses on Derivatives	Total
Beginning balance, gross	$58,920	$(8,834)	$3,012	$(13,219)	$39,879
Tax asset (liability)	—	3,286	(1,136)	4,619	6,769

Beginning balance, net of tax	58,920	(5,548)	1,876	(8,600)	46,648
Other comprehensive income before reclassifications	(44,158)	—	—	(774)	(44,932)
Amounts reclassified from accumulated other comprehensive income (loss)	—	2,943	(2,624)	6,138	6,457
Tax effects	—	(1,137)	992	(1,956)	(2,101)

Net current-period other comprehensive income (loss)	(44,158)	1,806	(1,632)	3,408	(40,576)

BALANCE at December 31, 2013	$14,762	$(3,742)	$244	$(5,192)	$6,072

        The reclassifications out of AOCI and the location on the consolidated statements of income for the years ended December 31, 2014 and 2013 are as follows:

	2014	2013	Affected Line Item
Amortization of defined benefit pension items:
	$(496)	$(2,943)	Insignificant items

	(496)	(2,943)	Income before taxes
	178	1,137	Income tax benefit

	$(318)	$(1,806)	Net of tax

Unrealized gains on retained interests:
	$388	$2,624	Insignificant items

	388	2,624	Income before taxes
	(144)	(992)	Income tax provision

	$244	$1,632	Net of tax

Unrealized losses on derivatives:
	$(4,502)	$(6,138)	Interest expense to third parties

	(4,502)	(6,138)	Income before taxes
	1,545	2,162	Income tax benefit

	$(2,957)	$(3,976)	Net of tax